Derivatives	12 Months Ended
Dec. 31, 2020
Disclosure of notes and other explanatory information [Abstract]
Derivatives	Derivatives
The following table summarizes the company’s derivative financial instruments:

	December 31, 2020				December 31, 2019
	Notional amount	Cost	Fair value		Notional amount	Cost	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity contracts:
Equity total return swaps – short positions	—	—	—	—	369.8	—	—	84.6
Equity total return swaps – long positions	1,788.3	—	144.3	18.0	406.3	—	11.1	3.0
Equity warrants and options(1)	626.9	102.4	133.2	0.4	528.1	114.8	200.3	—
CPI-linked derivative contracts	74,906.0	347.5	2.8	—	99,804.7	614.9	6.7	—
U.S. treasury bond forward contracts	330.8	—	3.1	—	846.5	—	3.9	1.7
Foreign currency forward and swap contracts(2)	—	—	66.4	136.0	—	1.8	55.3	114.5
Foreign currency options	—	53.7	5.8	—	—	102.7	8.2	—
Other derivative contracts	—	25.6	27.1	35.0	—	3.4	2.5	2.1
Total			382.7	189.4			288.0	205.9
(1)    Includes the company's investment in Atlas (formerly Seaspan) $8.05 warrants with a fair value at December 31, 2020 of $110.5 (December 31, 2019 - $164.8). See note 6.
(2)    Includes AGT's foreign currency forward and swap liabilities with a fair value at December 31, 2020 of $46.2 (December 31, 2019 - $53.3).
The company is exposed to significant market risk (comprised of foreign currency risk, interest rate risk and other price risk) through its investing activities. Derivative contracts entered into by the company, with limited exceptions, are considered investments or economic hedges and are not designated as hedges for financial reporting.
Equity contracts
The company has held short equity total return swaps for investment purposes from time to time, but no longer held any at December 31, 2020 (December 31, 2019 - original notional amount of $194.4). These contracts provide a return which is inverse to changes in the fair values of the underlying individual equities. During 2020 the company paid net cash of $613.2 (2019 - received net cash of $48.2) in connection with the closures and reset provisions of its short equity total return swaps (excluding the impact of collateral requirements). During 2020 the company closed out $898.4 notional amount of short equity total return swaps and recognized net losses on investments of $528.6 (realized losses of $703.9, of which $175.3 was recognized as unrealized losses in prior years). During 2019 the company closed out $89.9 notional amount of short equity total return swaps and recognized net gains on investments of $30.3 (realized losses of $7.9, of which $38.2 was recognized as unrealized losses in prior years).
During 2020 the company entered into $1,906.9 notional amount of long equity total return swaps on individual equities for investment purposes following significant declines in global equity markets in the first quarter of 2020. Included in those contracts were long equity total return swaps on an aggregate of 994,695 Fairfax subordinate voting shares with an original notional amount of $329.2 (Cdn$426.5) or approximately $330.95 (Cdn$428.82) per share, all of which remained open at
December 31, 2020. Subsequent to December 31, 2020 the company entered into long equity total return swaps on an additional 413,169 Fairfax subordinate voting shares with an original notional amount of $155.7 (Cdn$198.5). At December 31, 2020 the company held long equity total return swaps on individual equities for investment purposes with an original notional amount at December 31, 2020 of $1,746.2 (December 31, 2019 - $501.5). These contracts provide a return which is directly correlated to changes in the fair values of the underlying individual equities. During 2020 the company received net cash of $207.4 (2019 - paid net cash of $34.5) in connection with the closures and reset provisions of its long equity total return swaps (excluding the impact of collateral requirements). During 2020 the company closed out $878.8 notional amount of its long equity total return swaps and recorded net realized gains on investments of $216.7. During 2019 the company did not initiate or close out any long equity total return swaps.

At December 31, 2020 the fair value of collateral deposited for the benefit of derivative counterparties included in holding company cash and investments and in assets pledged for derivative obligations was $275.9 (December 31, 2019 - $152.4), comprised of collateral of $226.4 (December 31, 2019 - $70.3) required to be deposited to enter into such derivative contracts (principally related to total return swaps), and collateral of $49.5 (December 31, 2019 - $82.1) securing amounts owed to counterparties in respect of fair value changes since the most recent reset date.
CPI-linked derivative contracts
The company holds derivative contracts referenced to consumer price indexes (“CPI”) in the geographic regions in which it operates to serve as an economic hedge against the potential adverse financial impact on the company of decreasing price levels. At December 31, 2020 these contracts have a remaining weighted average life of 2.7 years (December 31, 2019 - 2.8 years) and notional amounts and fair values as shown in the table below. In the event of a sale, expiration or early settlement of a contract, the company would receive the fair value of that contract on the date of the transaction. The company's maximum potential loss on a contract is limited to the original cost of that contract. The CPI-linked derivative contracts are summarized as follows:

	December 31, 2020
	Floor rate(1)	Average life in years	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(3)	Fair value	Fair value in bps(3)	Unrealized gain (loss)
Underlying CPI index			Contract currency	U.S. dollars
United States	0.0%	2.6	32,175.0	32,175.0	232.09	260.47	121.0	37.6	0.9	0.3	(120.1)
United States	0.5%	3.8	12,600.0	12,600.0	238.30	260.47	39.8	31.6	1.1	0.9	(38.7)
European Union	0.0%	2.4	19,800.0	24,226.4	98.96	104.70	155.6	64.2	0.6	0.2	(155.0)
United Kingdom	0.0%	2.4	1,500.0	2,050.4	249.23	295.40	10.4	50.7	—	—	(10.4)
France	0.0%	2.1	3,150.0	3,854.2	99.27	104.09	20.7	53.7	0.2	0.5	(20.5)
		2.7		74,906.0			347.5		2.8		(344.7)

	December 31, 2019
	Floor rate(1)	Average life in years	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(3)	Fair value(2)	Fair value in bps(3)	Unrealized gain (loss)
Underlying CPI index			Contract currency(2)	U.S. dollars(2)
United States	0.0%	2.7	44,775.0	44,775.0	231.35	256.97	277.5	62.0	1.6	0.4	(275.9)
United States	0.5%	4.8	12,600.0	12,600.0	238.30	256.97	39.7	31.5	4.4	3.5	(35.3)
European Union	0.0%	2.2	32,525.0	36,509.3	96.57	105.13	263.6	72.2	0.6	0.2	(263.0)
United Kingdom	0.0%	2.9	1,800.0	2,384.5	243.79	291.90	13.4	56.2	—	—	(13.4)
France	0.0%	3.1	3,150.0	3,535.9	99.27	104.39	20.7	58.5	0.1	0.3	(20.6)
		2.8		99,804.7			614.9		6.7		(608.2)
(1)    Contracts with a floor rate of 0.0% provide a payout at maturity if there is cumulative deflation over the life of the contract. Contracts with a floor rate of 0.5% provide a payout at maturity based on an equivalent weighted average strike price of 250.49 if cumulative inflation averages less than 0.5% per year over the life of the contract. At December 31, 2020 the equivalent weighted average strike price for the United States 0.5% CPI-linked derivative contracts was 245.86 (December 31, 2019 - 244.63).
(2)    Excludes European Run-off's contracts with a notional amount of $12,054.3 and a fair value of $0.2 referenced to CPI in the United States, European Union and United Kingdom that were included in assets held for sale on the consolidated balance sheet at December 31, 2019.
(3)    Expressed as a percentage of the notional amount.

During 2020 the company recorded net losses of $13.9 (2019 - $12.3) on its CPI-linked derivative contracts and did not enter into any new contracts. During 2020 certain CPI-linked derivative contracts referenced to CPI in the United States, European Union and United Kingdom with a notional amount of $27,215.3 (2019 - $1,800.3) matured.

U.S. treasury bond forward contracts
To reduce its exposure to interest rate risk (primarily exposure to certain long dated U.S. corporate bonds and U.S. state and municipal bonds held in its fixed income portfolio), the company held forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2020 of $330.8 (December 31, 2019 - $846.5). These contracts have an average term to maturity of less than three months, and may be renewed at market rates. During 2020 the company recorded net losses of $102.0 (2019 - $86.7) on its U.S. treasury bond forward contracts.
Foreign currency forward contracts
Long and short foreign currency forward contracts, primarily denominated in the euro, the British pound sterling and the Canadian dollar, are used to manage certain foreign currency exposures arising from foreign currency denominated transactions. These contracts have an average term to maturity of less than one year and may be renewed at market rates.
Counterparty collateral
The company endeavours to limit counterparty risk through diligent selection of counterparties to its derivative contracts and through the terms of negotiated agreements. The fair value of collateral deposited for the benefit of the company at December 31, 2020 consisted of cash of $116.4 and government securities of $12.9 (December 31, 2019 - $5.3 and $10.8). The cash is recorded on the consolidated balance sheet in subsidiary cash and short term investments with a corresponding liability recorded in accounts payable and accrued liabilities. The company had not exercised its right to sell or repledge collateral at December 31, 2020. The company's exposure to counterparty risk and the management thereof are discussed in note 24.
Hedge of net investment in Canadian subsidiaries
At December 31, 2020 the company had designated the carrying value of Cdn$2,796.0 principal amount of its Canadian dollar denominated unsecured senior notes with a fair value of $2,397.6 (December 31, 2019 - principal amount of Cdn$2,796.0 with a fair value of $2,270.0) as a hedge of a portion of its net investment in subsidiaries with a Canadian dollar functional currency. During 2020 the company recognized pre-tax losses of $38.0 (2019 - $105.6) related to exchange rate movements on the Canadian dollar denominated unsecured senior notes in losses on hedge of net investment in Canadian subsidiaries in the consolidated statement of comprehensive income.

Subsequent to December 31, 2020, on March 1, 2021 the company issued Cdn$850.0 principal amount of unsecured senior notes due March 3, 2031 and will use the net proceeds from the issuance for the redemptions of its Cdn$446.0 principal amount of unsecured senior notes due October 14, 2022 and its Cdn$400.0 principal amount of unsecured senior notes due March 22, 2023. Contemporaneously with the redemptions, the company will designate the carrying value of its Cdn$850.0 principal amount of unsecured senior notes as a hedge of a portion of its net investment in Canadian subsidiaries. See note 15 for details.

Hedge of net investment in European operations
At December 31, 2020 the company had designated the carrying value of €750.0 principal amount of its euro denominated unsecured senior notes with a fair value of $1,023.9 (December 31, 2019 - principal amount of €277.0 with a fair value of $336.2) as a hedge of its net investment in European operations with a euro functional currency. The increase in principal amount of euro denominated unsecured senior notes designated as a hedging instrument during 2020 was due to the classification of Eurobank as an investment in associate (notes 3 and 6) which increased the company's net investment in European operations with a euro functional currency. During 2020 the company recognized pre-tax losses of $75.8 (2019 - $35.3) related to exchange rate movements on the euro denominated unsecured senior notes in losses on hedge of net investment in European operations in the consolidated statement of comprehensive income.